Operating Leases and Obligations Related to Finance Leases - Finance Leases Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Finance Leased Assets [Line Items]
Finance Lease, Liability, Payment, Due	$ 352,100	$ 480,900
Finance Lease, Liability, Undiscounted Excess Amount	59,300	$ 120,900
Finance Lease, Liability, Payments, Due Next Twelve Months	142,913
Finance Lease, Liability, to be Paid, Year One	21,848
Finance Lease, Liability, Payments, Due Year Two	21,846
Finance Lease, Liability, Payments, Due Year Three	21,903
Finance Lease, Liability, Payments, Due Year Four	21,841
Finance Lease, Liability, Payments, Due after Year Five	$ 121,782